Financial Risk Management - Interest rate risk (Details) - Interest rate risk - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management
Sensitivity analysis, percentage of increase in interest rate	1.00%	0.50%
Increase in interest expense due to reasonably possible increase in interest rates	$ 6,894,010	$ 2,251,130